Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary Information for Restricted Stock Awards and Incentive Compensation Stock Awards

The following table summarizes information for restricted stock awards and incentive compensation stock awards for 2018:

	Restricted Stock - Service Based		Restricted Stock - Performance Based		Incentive Compensation Stock
	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value	Number of Awards	Weighted- Average Grant-Date Fair Value
January 1, 2018	314,840	$151.84	139,999	$150.34	38,510	$166.67
Awarded	64,352	$211.03	37,138	$212.12	18,180	$212.12
Distributed	(88,674)	$159.04	(20,219)	$126.01	(20,992)	$138.54
Forfeited	(12,371)	$211.63	(4,979)	$182.90	(322)	$184.74
December 31, 2018	278,147	$158.29	151,939	$174.74	35,376	$206.55

Summary Information for Stock Options

The following table includes summary information for stock options as of December 31, 2018:

	Number of Options	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Life (years)
Outstanding at January 1, 2018	301,958	$91.44
Exercised	(89,557)	$81.06
Terminated	(2,011)	$83.32
Outstanding at December 31, 2018	210,390	$95.93	3.6

Exercisable at December 31, 2018	197,241	$92.02	3.4

Schedule of Stock-Based Compensation Expense

The following table summarizes stock-based compensation expense for the years ended December 31, 2018, 2017 and 2016, unrecognized compensation cost for nonvested awards at December 31, 2018 and the weighted-average period over which unrecognized compensation cost will be recognized:

(add 000, except year data)	Stock Options	Restricted Stock	Incentive Compensation Stock	Directors’ Awards	Total
Stock-based compensation expense recognized for years ended December 31:
2018	$242	$27,650	$729	$632	$29,253
2017	$684	$28,657	$661	$458	$30,460
2016	$1,646	$17,747	$442	$646	$20,481
Unrecognized compensation cost at December 31, 2018:	$50	$21,992	$495	$—	$22,537
Weighted-average period over which unrecognized compensation cost will be recognized:	0.4 years	1.6 years	1.6 years

Stock-Based Compensation Expense in Future for Outstanding Awards	The following presents expected stock-based compensation expense in future periods for outstanding awards as of December 31, 2018:
(add 000)
2019	$16,191
2020	5,843
2021	409
2022	94
Total	$22,537